March 5, 2018

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: The Dreyfus/Laurel Funds Trust

- Dreyfus Global Equity Income Fund

- Dreyfus International Bond Fund

(the "Funds")
 1933 Act File No.: 033-43846
 1940 Act File No.: 811-00524
 CIK No.: 0000053808

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information for the above-referenced Funds, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 222 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 2018.

Please address any comments or questions to my attention at (412) 234-1112.

Sincerely,

/s/ Tara L. Raposa
Tara L. Raposa
Lead Analyst/Paralegal